Related Party Transactions - Key Mgm - Guarantees - Loans past due - Other Transactions (Detail: Text Values) - EUR (€) € in Millions	Jun. 30, 2019	Dec. 31, 2018
Loans Issued and Guarantees Granted [Abstract]
Key Management Loans and commitments	€ 41	€ 45
Key Management Deposits	19	34
Collateral held for loans outstanding	5	14
Trading assets and positive market values from derivative financial transactions with associated companies	2	2
Trading liabilities and negative market values from derivative financial transactions with associated companies	€ 0	€ 0